Investments at equity method - Summary of Financial Information of Companies Accounted for Using the Equity Method (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Total assets	€ 2,426,727	€ 2,457,724
Total equity	732,321	644,304	€ 645,034	€ 729,754
Net revenues	1,492,840	1,292,402	1,014,733
Net income / (loss)	65,279	€ (127,661)	€ (46,540)
Pelletteria Tizeta S.r.l.
Disclosure of associates [line items]
Total assets	33,267
Total liabilities	9,415
Total equity	23,852
Net revenues	44,436
Net income / (loss)	2,330
Tom Ford International LLC
Disclosure of associates [line items]
Total assets	355,183
Total liabilities	492,184
Total equity	(137,001)
Net revenues	311,720
Net income / (loss)	509
Filati Biagioli Modesto S.p.A.
Disclosure of associates [line items]
Total assets	45,544
Total liabilities	41,729
Total equity	3,815
Net revenues	49,496
Net income / (loss)	€ 1,837